Columbia Select Large Cap Growth Fund
First Quarter Report
June 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 7.2%
Interactive Media & Services 5.0%
Alphabet, Inc., Class A	319,840	58,258,856
Media 2.2%
Trade Desk, Inc. (The), Class A(a)	269,451	26,317,279
Total Communication Services		84,576,135
Consumer Discretionary 18.9%
Broadline Retail 7.5%
Amazon.com, Inc.(a)	458,546	88,614,015
Hotels, Restaurants & Leisure 5.5%
Booking Holdings, Inc.	9,222	36,532,953
Chipotle Mexican Grill, Inc.(a)	446,300	27,960,695
Total		64,493,648
Specialty Retail 3.0%
O’Reilly Automotive, Inc.(a)	33,450	35,325,207
Textiles, Apparel & Luxury Goods 2.9%
NIKE, Inc., Class B	455,706	34,346,561
Total Consumer Discretionary		222,779,431
Consumer Staples 2.5%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	34,792	29,572,852
Total Consumer Staples		29,572,852
Financials 5.6%
Capital Markets 2.0%
MSCI, Inc.	49,765	23,974,289
Financial Services 3.6%
Visa, Inc., Class A	159,777	41,936,669
Total Financials		65,910,958
Health Care 15.3%
Health Care Equipment & Supplies 8.8%
DexCom, Inc.(a)	255,769	28,999,089
Insulet Corp.(a)	117,287	23,668,517
Intuitive Surgical, Inc.(a)	114,067	50,742,705
Total		103,410,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.2%
Veeva Systems Inc., Class A(a)	142,717	26,118,638
Pharmaceuticals 4.3%
Eli Lilly & Co.	55,540	50,284,805
Total Health Care		179,813,754
Industrials 4.6%
Building Products 1.4%
Trane Technologies PLC	50,300	16,545,179
Construction & Engineering 1.4%
Quanta Services, Inc.	65,104	16,542,275
Electrical Equipment 1.8%
Vertiv Holdings Co.	247,189	21,399,152
Total Industrials		54,486,606
Information Technology 42.1%
Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc.(a)	227,690	36,933,595
Applied Materials, Inc.	167,841	39,608,798
NVIDIA Corp.	820,850	101,407,809
ON Semiconductor Corp.(a)	262,868	18,019,601
Total		195,969,803
Software 25.4%
Adobe, Inc.(a)	103,383	57,433,392
Crowdstrike Holdings, Inc., Class A(a)	92,429	35,417,868
Intuit, Inc.	54,936	36,104,489
Microsoft Corp.	201,515	90,067,129
Palo Alto Networks, Inc.(a)	109,686	37,184,651
ServiceNow, Inc.(a)	55,121	43,362,037
Total		299,569,566
Total Information Technology		495,539,369
Real Estate 2.8%
Real Estate Management & Development 2.8%
CoStar Group, Inc.(a)	453,363	33,612,333
Total Real Estate		33,612,333
Total Common Stocks (Cost $556,951,088)		1,166,291,438

Columbia Select Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, June 30, 2024 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	12,895,371	12,891,502
Total Money Market Funds (Cost $12,892,012)		12,891,502
Total Investments in Securities (Cost: $569,843,100)		1,179,182,940
Other Assets & Liabilities, Net		(829,651)
Net Assets		1,178,353,289
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	639,649	51,761,093	(39,508,535)	(705)	12,891,502	(918)	117,437	12,895,371
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT215_03_P01_(08/24)